Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification adjustments, included in net income
Income tax expense	1,276	465	656
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(1)	0	(27)
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	84	51	16
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	84
of which net releases	84
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	(242)	(24)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	294	241	105
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	390
Income tax expense	(96)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(95)	(71)	12
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(120)
Income tax expense	25
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	277	(21)	82
Bank
Reclassification adjustments, included in net income
Income tax expense	1,177	447	444
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(4)	0	(27)
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	83	44	16
Bank | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	83
of which net releases	84
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	(242)	(24)
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	58	55	39
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	92
Income tax expense	(34)
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(1)	(1)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	132	(144)	3